Advance to Suppliers, Net - Schedule of Advance to Suppliers (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Advance to Suppliers [Abstract]
Advance to suppliers		$ 43,194	$ 42,994
Less: Allowance for expected credit losses		(43,051)	(42,523)
Advance to suppliers, net	$ 1	$ 143	$ 471